UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file Number 811-02265

The Value Line Fund, Inc.

(Exact name of registrant as specified in charter)

7 Times Square, New York, NY 10036

Mitchell E. Appel

(Name and address of agent for service)

Registrant’s telephone number, including area code: 212-907-1900

Date of fiscal year end: December 31

Date of reporting period: March 31, 2014

Item 1: Schedule of Investments.

A copy of the Schedule of Investments for the period ended 3/31/14 is included with this Form.

The Value Line Fund, Inc.
Schedule of Investments (unaudited)

Shares		Value
COMMON STOCKS (98.2%)

	CONSUMER DISCRETIONARY (11.2%)
4,000	AutoZone, Inc. *	$2,148,400
13,600	BorgWarner, Inc.	835,992
22,400	Brinker International, Inc.	1,174,880
6,000	Buckle, Inc. (The) (1)	274,800
7,600	Buffalo Wild Wings, Inc. *	1,131,640
13,300	Dick’s Sporting Goods, Inc.	726,313
3,800	Domino’s Pizza, Inc.	292,486
6,700	Gildan Activewear, Inc.	337,546
33,000	LKQ Corp. *	869,550
3,200	O’Reilly Automotive, Inc. *	474,848
10,400	Penn National Gaming, Inc. *	128,128
9,300	Starbucks Corp.	682,434
32,000	TJX Companies, Inc. (The)	1,940,800
10,400	VF Corp.	643,552
16,800	Wolverine World Wide, Inc. (1)	479,640
24,800	Yum! Brands, Inc.	1,869,672
		14,010,681
	CONSUMER STAPLES (11.5%)
3,100	Boston Beer Co., Inc. (The) Class A *	758,663
4,900	British American Tobacco PLC ADR	546,007
4,000	Bunge Ltd.	318,040
11,400	Casey’s General Stores, Inc.	770,526
26,000	Church & Dwight Co., Inc.	1,795,820
7,000	Costco Wholesale Corp.	781,760
7,500	Energizer Holdings, Inc.	755,550
40,500	Flowers Foods, Inc.	868,725
19,000	General Mills, Inc.	984,580
33,000	Hormel Foods Corp.	1,625,910
15,700	Ingredion, Inc.	1,068,856
18,100	J&J Snack Foods Corp.	1,737,057
9,000	PepsiCo, Inc.	751,500
8,000	Procter & Gamble Co. (The)	644,800
6,000	Reynolds American, Inc.	320,520
12,000	Whole Foods Market, Inc.	608,520
		14,336,834
	ENERGY (4.1%)
6,000	Chevron Corp.	713,460
2,000	Core Laboratories N.V.	396,880
14,000	Enbridge, Inc.	637,140
10,000	EQT Corp.	969,700
5,600	FMC Technologies, Inc. *	292,824
13,400	Noble Energy, Inc.	951,936
3,600	Oceaneering International, Inc.	258,696
15,000	ONEOK, Inc.	888,750
		5,109,386
	FINANCIALS (6.7%)
8,000	Affiliated Managers Group, Inc. *	1,600,400
20,000	AFLAC, Inc.	1,260,800
9,000	American Tower Corp. REIT	736,830
3,000	BlackRock, Inc.	943,440
8,000	Crown Castle International Corp. REIT	590,240
500	Everest Re Group Ltd.	76,525

Shares		Value
12,435	Gaming and Leisure Properties, Inc. REIT	$453,380
6,300	M&T Bank Corp.	764,190
4,400	MetLife, Inc.	232,320
5,000	Prudential Financial, Inc.	423,250
8,000	Royal Bank of Canada	527,920
4,900	Stifel Financial Corp. *	243,824
6,600	T. Rowe Price Group, Inc.	543,510
		8,396,629
	HEALTH CARE (12.7%)
11,600	Alexion Pharmaceuticals, Inc. *	1,764,708
9,600	Allergan, Inc.	1,191,360
5,800	C.R. Bard, Inc.	858,284
8,740	Catamaran Corp. *	391,202
20,400	Cerner Corp. *	1,147,500
800	Cooper Cos., Inc. (The)	109,888
1,500	DaVita HealthCare Partners, Inc. *	103,275
3,900	DENTSPLY International, Inc.	179,556
15,340	Express Scripts Holding Co. *	1,151,881
12,700	Henry Schein, Inc. *	1,515,999
5,400	IDEXX Laboratories, Inc. *	655,560
4,800	McKesson Corp.	847,536
16,800	Mednax, Inc. *	1,041,264
4,700	Mettler-Toledo International, Inc. *	1,107,696
45,500	Novo Nordisk A/S ADR	2,077,075
10,000	Teva Pharmaceutical Industries Ltd. ADR	528,400
10,200	Thermo Fisher Scientific, Inc.	1,226,448
		15,897,632
	INDUSTRIALS (29.5%)
7,800	Acuity Brands, Inc.	1,034,046
36,750	AMETEK, Inc.	1,892,258
22,200	Canadian National Railway Co. (1)	1,248,084
800	Canadian Pacific Railway Ltd.	120,344
3,400	Carlisle Companies, Inc.	269,756
10,000	Chicago Bridge & Iron Co. N.V.	871,500
15,000	CLARCOR, Inc.	860,250
6,000	Clean Harbors, Inc. *	328,740
20,700	Danaher Corp.	1,552,500
31,000	Donaldson Co., Inc.	1,314,400
4,800	Equifax, Inc.	326,544
2,400	Esterline Technologies Corp. *	255,696
8,000	Fastenal Co. (1)	394,560
7,000	FedEx Corp.	927,920
7,900	General Dynamics Corp.	860,468
7,300	Graco, Inc.	545,602
13,983	HEICO Corp.	841,217
15,000	IDEX Corp.	1,093,350
6,000	IHS, Inc. Class A *	729,000
5,850	ITT Corp.	250,146
6,800	J.B. Hunt Transport Services, Inc.	489,056
8,200	Kansas City Southern	836,892
14,700	Kirby Corp. *	1,488,375
5,400	L-3 Communications Holdings, Inc.	638,010
4,000	Lincoln Electric Holdings, Inc.	288,040
2,300	Middleby Corp. (The) *	607,683
3,500	Oshkosh Corp.	206,045

1

March 31, 2014

Shares		Value

10,400	Parker Hannifin Corp.	$1,244,984
5,700	Precision Castparts Corp.	1,440,732
21,300	Republic Services, Inc.	727,608
2,800	Rockwell Automation, Inc.	348,740
75,600	Rollins, Inc.	2,286,144
12,400	Roper Industries, Inc.	1,655,524
12,000	Stericycle, Inc. *	1,363,440
2,000	Teledyne Technologies, Inc. *	194,660
15,600	Toro Co. (The)	985,764
4,800	Union Pacific Corp.	900,768
11,400	United Technologies Corp.	1,331,976
5,600	Valmont Industries, Inc. (1)	833,504
4,900	W.W. Grainger, Inc.	1,238,034
10,500	Wabtec Corp.	813,750
25,300	Waste Connections, Inc.	1,109,658
		36,745,768
	INFORMATION TECHNOLOGY (10.8%)
17,800	Accenture PLC Class A	1,419,016
8,300	Alliance Data Systems Corp. *	2,261,335
7,000	Amphenol Corp. Class A	641,550
3,700	Anixter International, Inc.	375,624
13,500	ANSYS, Inc. *	1,039,770
6,500	Automatic Data Processing, Inc.	502,190
32,000	Cognizant Technology Solutions Corp. Class A *	1,619,520
2,500	Equinix, Inc. *	462,100
3,200	Fidelity National Information Services, Inc.	171,040
6,400	Fiserv, Inc. *	362,816
23,000	MasterCard, Inc. Class A	1,718,100
2,800	MICROS Systems, Inc. *	148,204
17,600	Open Text Corp.	839,696
24,000	Salesforce.com, Inc. *	1,370,160
6,100	WEX, Inc. *	579,805
		13,510,926
	MATERIALS (9.6%)
3,000	Airgas, Inc.	319,530
12,000	Ball Corp.	657,720
25,600	Crown Holdings, Inc. *	1,145,344
12,000	Ecolab, Inc.	1,295,880
22,400	FMC Corp.	1,714,944
2,000	NewMarket Corp.	781,560
10,000	Packaging Corp. of America	703,700
10,300	Praxair, Inc.	1,348,991
12,000	Scotts Miracle-Gro Co. (The) Class A	735,360
11,400	Sigma-Aldrich Corp.	1,064,532
25,900	Silgan Holdings, Inc.	1,282,568
12,400	Valspar Corp. (The)	894,288
		11,944,417
	UTILITIES (2.1%)
30,000	ITC Holdings Corp.	1,120,500
4,000	NextEra Energy, Inc.	382,480
23,000	Questar Corp.	546,940

Shares		Value
10,900	Wisconsin Energy Corp.	$507,395
		2,557,315
	TOTAL COMMON STOCKS (Cost $65,437,934) (98.2%)	122,509,588

Principal Amount		Value
SHORT-TERM INVESTMENTS (2.1%)
	JOINT REPURCHASE AGREEMENTS (INVESTMENTS OF CASH COLLATERAL FOR SECURITIES ON LOAN) (2.1%)
$522,819	Joint Repurchase Agreement with Morgan Stanley, 0.06%, dated 03/31/14, due 04/01/14, delivery value $522,820 (collateralized by $533,279 U.S. Treasury Notes 0.250% - 1.500% due 07/15/15 - 06/30/16, with a value of $531,657)	522,819
1,324,476	Joint Repurchase Agreement with Barclays, 0.06%, dated 03/31/14, due 04/01/14, delivery value $1,324,478 (collateralized by $1,350,969 U.S. Treasury Inflation Indexed Bonds 3.875% due 04/15/29 and U.S. Treasury Inflation Indexed Notes 0.375% - 0.625% due 07/15/23 - 01/15/24, with a value of $1,336,356)	1,324,476
836,511	Joint Repurchase Agreement with Citigroup, 0.05%, dated 03/31/14, due 04/01/14, delivery value $836,512 (collateralized by $853,243 U.S. Treasury Inflation Indexed Notes 0.125% - 0.375% due 04/15/17 - 07/15/23 and U.S. Treasury Notes 0.625% - 2.000% due 09/30/17 - 09/30/20, with a value of $853,070)	836,511
		2,683,806
	TOTAL SHORT-TERM INVESTMENTS (Cost $2,683,806) (2.1%)	2,683,806

	TOTAL INVESTMENT SECURITIES (100.3%) (Cost $68,121,740)	$125,193,394

EXCESS OF LIABILITIES OVER CASH AND OTHER ASSETS (-0.3%)		(405,562)
NET ASSETS (2) (100%)		$124,787,832
NET ASSET VALUE OFFERING AND REDEMPTION PRICE, PER OUTSTANDING SHARE ($124,787,832 ÷ 9,114,436 shares outstanding)		$13.69

*	Non-income producing.

2

Schedule of Investments (unaudited) (continued)

(1)	A portion or all of the security was held on loan. As of March 31, 2014, the market value of the securities on loan was $2,919,838.
(2)
For federal income tax purposes, the aggregate cost was $68,121,740, aggregate gross unrealized appreciation was $57,110,237, aggregate gross unrealized depreciation was $38,583 and the net unrealized appreciation was $57,071,654.

ADR	American Depositary Receipt.
REIT	Real Estate Investment Trust.

3

The Fund follows fair valuation accounting standards (FASB ASC 820-10) which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

●	Level 1 – Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;
●	Level 2 – Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;
●	Level 3 – Inputs that are unobservable.

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following table summarizes the inputs used to value the Fund’s investments in securities as of March 31, 2014:

Investments in Securities:	Level 1	Level 2	Level 3	Total
Assets
Common Stocks	$122,509,588	$-	$-	$122,509,588
Short-Term Investments	-	2,683,806	-	2,683,806
Total Investments in Securities	$122,509,588	$2,683,806	$-	$125,193,394

The Fund follows the updated provisions surrounding fair value measurements and disclosures on transfers in and out of all levels of the fair value hierarchy on a gross basis and the reasons for the transfers as well as to disclosures about the valuation techniques and inputs used to measure fair value for investments that fall in either Level 2 or Level 3 of the fair value hierarchy.

For the period ended March 31, 2014, there were no transfers between Level 1, Level 2, and Level 3 assets.

The Fund’s policy is to recognize transfers between levels at the beginning of the reporting period.

The amounts and reasons for all transfers in and out of each level within the three-tier hierarchy are disclosed when the Fund had an amount of total transfers during the reporting period that was meaningful in relation to its net assets as of the end of the reporting period (e.g. greater than1%). An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation techniques used.

For the period ended March 31, 2014, there were no Level 3 investments. The Schedule of Investments includes a breakdown of the Fund’s investments by category.

Item 2. Controls and Procedures.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-2(c) under the Act (17 CFR 270.30a-2(c) ) based on their evaluation of these controls and procedures as of the date within 90 days of filing date of this report, are approximately designed to ensure that material information relating to the registrant is made known to such officers and are operating effectively.

(b)	The registrant’s principal executive officer and principal financial officer have determined that there have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including corrective actions with regard to significant deficiencies and material weaknesses.

Item 3. Exhibits:

(a)	Certifications of principal executive officer and principal financial officer of the registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

By	/s/ Mitchell E. Appel
Mitchell E. Appel, President

Date:	May 30, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Mitchell E. Appel
Mitchell E. Appel, President, Principal Executive Officer

By:	/s/ Emily D. Washington
Emily D. Washington, Treasurer, Principal Financial Officer

Date:	May 30, 2014